Loans, Impaired Loans and Allowance for Credit Losses - Loans And Acceptances Outstanding By Geography (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	$ 757,283	$ 750,335
Acceptances	[1],[2]	18,628	19,494
Total loans and acceptances	[1],[3]	775,911	769,829
Allowance for credit losses	[1]	(6,462)	(5,379)
Total loans and acceptances net of allowance for credit losses	[1]	769,449	764,450
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		344,182	349,279
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		104,170	99,431
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		17,109	14,518
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		291,822	287,107
Canada [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	494,192	493,160
Canada [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	290,253	302,486
Canada [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	80,732	78,427
Canada [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	8,216	6,970
Canada [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	114,991	105,277
United States [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	65,750	69,510
United States [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	4,408	2,830
United States [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	61,342	66,680
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	46,030	40,055
Mexico [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	16,556	13,080
Mexico [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	2,200	2,556
Mexico [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	808	675
Mexico [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	26,466	23,744
Chile [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	52,617	51,325
Chile [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	21,499	19,441
Chile [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	5,081	4,766
Chile [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	3,654	2,921
Chile [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	22,383	24,197
Peru [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	22,579	22,505
Peru [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	4,102	3,719
Peru [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	5,424	5,025
Peru [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	1,049	942
Peru [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	12,004	12,819
Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	12,750	11,009
Colombia [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	2,390	1,910
Colombia [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	2,349	2,115
Colombia [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	1,684	1,443
Colombia [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	6,327	5,541
Other International [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	63,365	62,771
Other International [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	9,382	8,643
Other International [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	3,976	3,712
Other International [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	1,698	1,568
Other International [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	$ 48,309	$ 48,848

[1]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[2]	0.6% of acceptances reside outside Canada (October 31, 2022 – 0.4%).
[3]	Loans and acceptances denominated in U
.
S
.
dollars were $151,499 (2022 – $158,715), in Chilean pesos $41,499 (2022 – $39,418), Mexican pesos $34,894 (2022 – $29,194), and in other foreign currencies $55,855 (2022 – $51,445).